Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 162
EBP, Master Trust [Line Items]
Schedule of Master Trust and the Plan's Interest in Investments
The following table presents the assets of the Master Trust and the Plan's interest in each of the investments held by the Master Trust at December 31:

2025	Master Trust Balances	Plan's Interest in Master Trust Balances

Common collective trusts	$6,225,974,762	$169,670,620
Eaton ordinary shares	1,855,275,786	24,251,280
Guaranteed investment contracts	269,065,854	19,168,981
U.S. government securities	246,545,850	10,153,307
Registered investment companies	210,908,374	3,346,157
Interest bearing cash	67,765,332	1,527,304
Corporate debt instruments	32,057,770	1,320,210
Non interest bearing cash	56,623	2,332
Total investments	8,907,650,351	229,440,191
Receivables	5,197,987	198,712
Liabilities	(2,798,509)	(104,723)

Total	$8,910,049,829	$229,534,180

7
4     Investments, Continued

2024	Master Trust Balances	Plan's Interest in Master Trust Balances

Common collective trusts	$4,322,968,405	$129,002,091
Eaton ordinary shares	2,117,447,337	28,664,602
Registered investment companies	1,591,771,779	36,155,453
Guaranteed investment contracts	306,244,134	20,595,494
U.S. government securities	100,216,669	2,990,047
Interest bearing cash	79,059,649	1,744,411
Corporate debt instruments	12,981,079	387,301
Total investments	8,530,689,052	219,539,399
Receivables	6,326,544	161,474
Liabilities	(4,007,062)	(132,717)

Total	$8,533,008,534	$219,568,156
The following table sets forth the investment income and net appreciation or depreciation in the fair value of investments of the Master Trust allocated to the participating plans for the years ended December 31:

	2025	2024

Interest and dividend income	$63,974,495	$103,452,118
Net appreciation in fair value	912,996,074	1,469,220,361

	$976,970,569	$1,572,672,479